RELATED PARTIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Schedule Of Loans Other Due William Hill, Net
	As of June, 30, 2021	As of December 31, 2020
	Unaudited	Audited
	U.S. dollars (in thousands)
Loans and other due to WH, net:

Loan principals	11,000	12,500
Discounts	(1,926)	(2,492)
Accrued interest	212	677
Liability with respect to IP Option	3,450	3,450
Receivables on IP Option	(970)	(1,497)
	11,766	12,638

	As of December 31,
	2020	2019
	U.S. dollars (in thousands)

Loan principals	12,500	12,500
Discounts	(2,492)	(465)
Accrued interest	677	421
Liability with respect to IP Option	3,450	3,450
Receivables on IP Option	(1,497)	(1,661)
	12,638	14,245

Schedule of Research and Development Services and Administrative Services
	For the Six-month period ended June 30,
	2021	2020
	Unaudited
	U.S. dollars (in thousands)

Revenues generated from the Transition Services Agreement	928	1,348
Expenses derived by the Cost Allocation Agreement:
Labor (included in general and administrative expenses)	28	21
Right of use lease (included in depreciation and interest with respect to right of use)	595	470
Other (included in general and administrative expenses)	97	70
	720	561

	For the year ended December 31,
	2020	2019	2018
	U.S. dollars (in thousands)

Revenues generated from the Transition Services Agreement	2,430	4,099	3,421
Expenses derived by the Cost Allocation Agreement:
Labor (included in general and administrative expenses)	66	68	289
Rent (included in depreciation and interest with respect to right of use)	1,064	1,047	1,036
Other (included in general and administrative expenses)	160	177	232
Total expenses	1,290	1,292	1,557

Schedule of Capital Notes and Accrued Interest
	Principal amount	Balance*	Contractual interest rate	Effective interest rate
	U.S. dollars (in thousands)%

As of June 30, 2021 (Unaudited)	21,838	19,337	1	20
As of December 31, 2020 (Audited)	21,838	17,739	1	20

* Including accrued interest of $582 thousand and $582 thousand as of June 30, 2021 and December 31, 2020, respectively.

As of December 31,	Principal amount	Balance*	Contractual interest rate	Effective interest rate
	U.S. dollars (in thousands)%
2020	21,838	17,739	1	20
2019	21,838	14,987	1	20

* including accrued interest of $582 thousand and $582 thousand as of December 31, 2020 and 2019, respectively.